DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 – DESCRIPTION OF BUSINESS

a.	General

Nuvo Group Ltd. (the “Company”) was incorporated under the laws of Israel and commenced operations in June 2006.

The Company operates in one line of business and is engaged in research, development and marketing of innovative medical devices and services for pregnancy monitoring.

In 2009 the Company established a wholly-owned subsidiary under the laws of the State of Delaware, Nuvo Group USA, Inc. (the “Subsidiary”), which provides distribution services under an intercompany distribution agreement with the Company.

As of December 31, 2023 and 2022, substantially all of the Company’s long-lived assets are located in Israel.

b.	Liquidity and Going Concern

The Company is engaged in research and development activities, currently commercializing its product, INVU, which has not yet generated material revenues from operations. The Company has an accumulated deficit as of December 31, 2023, as well as a history of net losses and negative operating cash flows since its inception. The Company has funded its operations through financing, mainly equity issuance, convertible loans agreements (“Convertible Loans”) and Simple Agreements for Future Equity (“SAFE”). The Company expects to continue to incur losses and negative cash flows from operations until INVU reaches commercial profitability. As a result of these expected losses and negative cash flows from operations, along with the Company’s current cash position, the Company does not have sufficient resources to fund operations for the next 12 months from the issuance of these financial statements. These circumstances raise a substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty. Management’s plans include the continued development and commercialization of the Company’s product. For this purpose, the Company intends to raise additional financing through the sale of additional equity securities, incurrence of debt, or capital inflows from strategic partnerships.

In the context of obtaining sustainable funding and in order to continue as a going concern, the Company has evaluated a broad range of financing options. On May 1, 2024, the Company completed its previously announced de-SPAC merger transaction with LAMF Global Ventures Corp I (“LAMF”), a NASDAQ listed Special Purpose Acquisition Company (“SPAC”) (see below). Following the de-SPAC, the Company still does not have sufficient resources to fund its operations for the next 12 months and will continue to depend on additional funding in the future.

There is no assurance, however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may be compelled to delay, restrict, reduce, or terminate its current activities or even discontinue one or more of its development programs entirely.

Business Combination Agreement (BCA) and the de-SPAC transaction:

On April 25, 2023 the Company and LAMF signed a non-binding letter of intent (the “LOI”), contemplating entry into the BCA and its consummation, which was extended first on May 16, 2023 and then on May 31, 2023, and expired on June 14, 2023. On July 12, 2023, both parties entered into another LOI with an expiry date of August 14, 2024 (see below). The LOI contemplates a valuation of the Company before the BCA’s execution of $269,000, excluding a seller earnout of approximately $31,000 for the Company. On August 17, 2023 the Company and LAMF executed the BCA. Based on the BCA and upon the consummation of the mergers contemplated therein, the Company will become a subsidiary of Holdco Nuvo Group D.G Ltd., a limited liability company organized under the laws of the State of Israel (“Holdco”) (the “de-SPAC”).

On May 11, 2023, LAMF held an extraordinary general meeting of shareholders. In this meeting, LAMF Shareholders approved amendments to the existing governing documents to extend the date by which LAMF must complete an initial business combination from May 16, 2023 to November 16, 2023, and to allow LAMF, without another shareholder vote, by resolution of the LAMF Board, to elect to further extend the date by which LAMF must complete an initial business combination in one-month increments up to six additional times, or a total of up to twelve months total, up to May 16, 2024. On January 8, 2024, the LAMF Board elected to extend the extended date to February 16, 2024 through an additional monthly extension. LAMF’s articles of association provides that the Company has the right to extend the deadline date up to three additional times for an additional one month each time, from February 16, 2024, the current deadline date, to up to May 16, 2024.

On May 1, 2024, the Company completed its previously announced de-SPAC merger transaction with LAMF. Each Nuvo Share issued and outstanding will, by virtue of the Acquisition Merger and upon the terms and subject to the conditions set forth in the Business Combination Agreement, automatically be deemed to have been transferred and automatically deemed for all purposes to represent only the right to receive a number of Holdco Ordinary Shares equal to the Equity Exchange Ratio. Each Nuvo Crossover Preferred Share issued and outstanding will represent only the right to receive a number of Holdco Preferred Shares. Each Nuvo Warrant issued and outstanding will be assumed by Holdco, and each such Nuvo Warrant shall be converted into a warrant to purchase Holdco Ordinary Shares (each, a “Converted Warrant”). Each Converted Warrant shall continue to have and be subject to the same terms and conditions as were applicable to such Nuvo Warrant immediately before the Acquisition Effective Time (including expiration date and exercise provisions), except as explicitly set forth in the Business Combination Agreement. All of the outstanding and unexercised options to purchase Nuvo Shares, whether or not then vested or fully exercisable, granted to any current or former employee, officer, director or other service provider of Nuvo will, automatically be assumed by Holdco, and each such Nuvo Option shall be converted into an option to purchase Holdco Ordinary Shares (each, a “Converted Option”). Each Converted Option shall continue to have and be subject to the same terms and conditions as were applicable to such Nuvo Option except as explicitly set forth in the Business Combination Agreement. The Company began trading on the Nasdaq on May 2, 2024 as Holdco Nuvo Group DG Ltd. (NUVO).

c.	Risks Related to Our Operations in Israel including the recent attack by Hamas and other terrorist organizations from the Gaza Strip and Israel’s war against them.

In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve. The Company operations including the production facility are located in Israel. Currently, such activities in Israel remain largely unaffected. During the year ended December 31, 2023, the impact of this war on the Company’s results of operations and financial condition was immaterial. However, at this time, it is not possible to predict the intensity or duration of the war, nor can we predict how this war will ultimately affect Israel’s economy in general, and The Company continues to monitor the situation closely and examine the potential disruptions that could adversely affect its operations.